Fair Value Measurement - Schedule of Changes in Financial Assets and Liabilities (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Financial Assets and Liabilities [Line Items]
Balance at beginning, assets	$ 11,292
Balance at beginning, liabilities	100,915	$ 68,443
Increase due to acquisitions, liabilities	19,154	37,678
Fair value measured for the first time, liabilities
Change in fair value measurements, liabilities	25,316	4,122
Deduction of the contingent consideration, liabilities	(17,004)	(17,276)
Other, liabilities	10,063	7,948
Balance at ending, assets	309,076	11,292
Balance at ending, liabilities	138,444	100,915
Financial assets measured at fair value [Member]
Schedule of Changes in Financial Assets and Liabilities [Line Items]
Balance at beginning, assets	11,292	9,275
Increase due to acquisitions, assets
Fair value measured for the first time, assets	300,000
Change in fair value measurements, assets	(2,245)	1,995
Deduction of the contingent consideration, assets
Other, assets	29	22	[1]
Balance at ending, assets	$ 309,076	$ 11,292

[1]	Reclassified